Finance income and costs	12 Months Ended
Dec. 31, 2025
Finance Income And Costs [Abstract]
Finance income and costs	Finance income and costs

	2025	2024	2023
	(in € millions)
Finance income
Fair value movements on derivative liabilities (Note 22)	—	—	5
Interest income	237	217	131
Interest income on finance lease receivables (Note 10)	8	6	—
Dividend income from investments held at period-end	23	19	—
Other finance income	24	19	11
Foreign exchange gains	—	67	14
Total	292	328	161
Finance costs
Fair value movements on derivative liabilities (Note 22)	—	(33)	(7)
Fair value movements on Exchangeable Notes (Note 22)	(123)	(239)	(98)
Interest expense on lease liabilities	(31)	(36)	(38)
Other finance costs	(12)	(7)	(11)
Foreign exchange losses	(100)	(37)	(66)
Total	(266)	(352)	(220)